UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 3/31

Date of reporting period: 6/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DEAN FUNDS

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

		Fair
Shares	COMMON STOCKS - 94.26%	Value
	Agriculture Production - Livestock & Animal Specialties - 1.29%
26,300	Cal-Maine Foods, Inc. *	$1,223,213

	Aircraft & Parts - 0.96%
11,545	Triumph Group, Inc.	913,787

	Books - Publishing Or Publishing & Printing - 1.18%
28,020	John Wiley & Sons, Inc. - Class A.	1,123,322

	Bottled & Canned Soft Drinks Carbonated Waters - 2.38%
8,595	Coca-Cola Bottling Co. Consolidated	525,584
99,405	National Beverage Corp. *	1,736,605

		2,262,189

	Calculating & Accounting Machines (No Electronic Computers) - 0.51%
14,360	Diebold, Inc.	483,788

	Chemicals and Allied Products - 0.97%
38,415	Olin Corp.	918,887

	Crude Petroleum & Natural Gas - 1.13%
50,855	KMG Chemicals, Inc.	1,073,041

	Drilling Oil & Gas Wells - 1.46%
26,655	Atwood Oceanics, Inc. *	1,387,393

	Electric Houseware & Fans - 2.06%
51,139	Helen of Troy Ltd. *	1,962,203

	Electric Lighting & Wiring Equipment - 2.33%
57,595	AZZ, Inc.	2,220,863

	Electric Services - 1.76%
47,530	El Paso Electric Co.	1,678,284

	Electrical Work - 1.05%
24,483	EMCOR Group, Inc.	995,234

	Finance Services - 2.03%
183,460	KKR Financial Holdings LLC (a)	1,935,503

	Fire, Marine & Casualty Insurance - 1.04%
7,415	Enstar Group Ltd. *	986,047

	Footwear, (No Rubber) - 1.45%
84,820	R.G. Barry Corp.	1,377,477

	Glass, Glassware, Pressed Or Blown - 1.08%
42,825	Libbey, Inc *	1,026,515

	Hospital & Medical Service Plans - 0.99%
29,490	Health Net, Inc. *	938,372

	Industrial Organic Chemicals - 1.19%
28,040	Sensient Technologies Corp.	1,134,779

	Inorganic Industrial Chemicals - 1.46%
69,144	Tronox Ltd. - Class A	1,393,252

	Life Insurance - 5.93%
122,865	American Equity Investment Life Holding Co.	1,928,981
51,507	Primerica, Inc.	1,928,422
46,535	Protective Life Corp.	1,787,409

		5,644,812

See accompanying notes which are an integral part to these financial statements.

DEAN FUNDS

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

June 30, 2013

(Unaudited)

		Fair
Shares	COMMON STOCKS - 94.26% - continued	Value
	Lumber & Wood Products (No Furniture) - 2.00%
49,780	Koppers Holdings, Inc.	$1,900,600

	Measuring & Controlling Devices - 2.00%
33,695	MTS Systems Corp.	1,907,137

	Miscellaneous - Fabricated Metal Products - 3.02%
33,610	Barnes Group, Inc.	1,007,964
31,072	Crane Co.	1,861,834

		2,869,798

	Miscellaneous - Manufacturing Industries - 0.99%
39,910	Hillenbrand, Inc.	946,266

	National Commercial Banks - 4.00%
60,290	BBCN Bancorp, Inc	857,324
53,305	FirstMerit Corp.	1,067,699
92,060	Horizon Bancorp.	1,878,945

		3,803,968

	Natural Gas Distribution - 1.53%
31,935	Laclede Group, Inc./The	1,458,152

	Oil, Gas Field Services - 1.56%
76,830	C&J Energy Services, Inc. *	1,488,197

	Paper Mills - 2.49%
47,570	Schweitzer-Mauduit International, Inc.	2,372,792

	Printed Circuit Boards - 1.89%
104,300	Sparton Corp. *	1,798,132

	Radio & TV Broadcasting & Communications Equipment - 1.01%
67,310	ARRIS Group, Inc.*	965,899

	Refuse Systems - 1.28%
44,555	US Ecology, Inc.	1,222,589

	Retail - Apparel & Accessory Stores - 1.35%
33,895	Men’s Warehouse, Inc./The	1,282,926

	Retail - Auto Dealers & Gasoline Stations - 2.20%
19,505	Casey’s General Stores, Inc.	1,173,421
29,945	CST Brands, Inc. *	922,605

		2,096,026

	Retail - Department Stores - 0.94%
51,520	Maidenform Brands, Inc. *	892,842

	Retail - Eating Places - 1.06%
24,475	CEC Entertainment, Inc.	1,004,454

	Retail - Miscellaneous Retail - 0.97%
20,315	Cash America International, Inc.	923,520

	Retail - Shoe Stores - 2.05%
29,065	Genesco, Inc. *	1,947,064

	Savings Institution, Federally Chartered - 3.59%
62,915	Dime Community Bancshares	963,858
70,300	Investors Bancorp, Inc.	1,481,924
63,930	United Financial Bancorp, Inc.	968,539

		3,414,321

See accompanying notes which are an integral part to these financial statements.

DEAN FUNDS

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

June 30, 2013

(Unaudited)

		Fair
Shares	COMMON STOCKS - 94.26% - continued	Value
	Semiconductors & Related Services - 0.93%
79,800	Kulicke & Soffa Industries, Inc. *	$882,588

	Services - Auto Rental & Leasing (No Drivers) - 0.97%
15,245	Ryder System, Inc.	926,744

	Services - Business Services - 1.34%
190,705	CBIZ, Inc. *	1,279,631

	Services - Engineering Services - 1.91%
38,560	URS Corp.	1,820,803

	Services - Health Services - 1.04%
35,970	US Physical Therapy, Inc.	994,211

	Services - Hospitals - 3.20%
37,592	Magellan Health Services, Inc. *	2,108,159
114,380	Select Medical Holdings Corp.	937,916

		3,046,075

	Services - Personal Services - 0.50%
10,360	Weight Watchers International, Inc.	476,560

	Services - Skilled Nursing Care Facilities - 1.96%
52,820	Ensign Group, Inc.	1,860,320

	Short-Term Business Credit Institutions - 1.39%
87,545	Nicholas Financial, Inc.	1,323,680

	Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.69%
28,975	Stepan Co.	1,611,300

	Special Industry Machinery (No Metalworking Machinery) - 1.04%
47,180	John Bean Technologies Corp.	991,252

	State Commercial Banks - 4.02%
60,412	Bryn Mawr Bank Corp.	1,445,659
42,625	C&F Financial Corp.	2,375,491

		3,821,150

	Title Insurance - 0.93%
12,479	Investors Title Co.	885,260

	Wholesale Chemicals & Allied Products - 0.49%
9,845	Innophos Holdings, Inc.	464,389

	Wholesale - Computer & Peripheral Equipment & Software - 1.88%
38,001	Tech Data Corp. *	1,789,467

	Wholesale - Electrical Apparatus & Equipment, Wiring Supplies- 1.47%
18,445	Anixter International, Inc. *	1,398,315

	Wholesale - Farm Product Raw Materials - 1.46%
26,135	Andersons, Inc./ The	1,390,121

	Wholesale - Paper & Paper Products - 1.86%
52,735	United Stationers, Inc.	1,769,259

	TOTAL COMMON STOCKS (Cost $77,728,764)	89,704,769

	REAL ESTATE INVESTMENT TRUSTS - 3.07%
87,625	Chatham Lodging Trust	1,505,397
149,925	Summit Hotel Properties, Inc.	1,416,791

		2,922,188

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,687,515)	2,922,188

See accompanying notes which are an integral part to these financial statements.

DEAN FUNDS

DEAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

June 30, 2013

(Unaudited)

		Fair
Shares	MONEY MARKET SECURITIES - 5.62%	Value
5,349,228	Fidelity Institutional Money Market Portfolio, 0.12% (b)	$5,349,228

	TOTAL MONEY MARKET SECURITIES (Cost $5,349,228)	5,349,228

	TOTAL INVESTMENTS (Cost $85,765,507) - 102.95%	$97,976,185

	Liabilities in excess of other assets - (2.95)%	(2,806,878)

	TOTAL NET ASSETS - 100.00%	$95,169,307

*	Non-income producing securities.
(a)	Limited Partnership.
(b)	Variable rate security; the money market rate shown represents the rate at June 30, 2013.

Tax Related - As of June 30, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	12,456,430
Unrealized depreciation	(282,669)

Net unrealized appreciation	$12,173,761

Aggregate cost of securities for income tax purposes	$85,802,424

See accompanying notes which are an integral part to these financial statements.

DEAN FUNDS

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2013

(Unaudited)

Shares	COMMON STOCKS - 93.24%	Fair Value
	Accident & Health Insurance - 4.04%
3,741	Reinsurance Group Of America, Inc.	$258,541
9,704	Unum Group	285,006

		543,547

	Beverages - 1.49%
4,370	Dr Pepper Snapple Group, Inc.	200,714

	Canned Fruits, Vegetable & Preserves, Jams & Jellies - 1.57%
2,047	JM Smucker Co./The	211,148

	Chemicals & Allied Products - 3.30%
3,803	FMC Corp.	232,211
3,299	Rockwood Holdings, Inc.	211,235

		443,446

	Construction, Mining & Materials Handling Machinery & Equipment - 1.72%
2,976	Dover Corp.	231,116

	Crude Petroleum & Natural Gas - 3.42%
4,482	Noble Energy, Inc.	269,099
6,867	QEP Resources, Inc.	190,765

		459,864

	Cutlery, Handtools, & General Hardware - 1.52%
2,290	Snap-On, Inc.	204,680

	Electric & Other Services Combined - 3.15%
7,355	CMS Energy Corp.	199,835
9,532	NV Energy, Inc.	223,621

		423,456

	Electronic Connectors - 1.71%
7,852	Molex, Inc.	230,378

	Fire, Marine & Casualty Insurance - 1.40%
4,620	W.R. Berkley Corp.	188,773

	Grain Mill Products - 1.91%
3,915	Ingredion, Inc.	256,902

	Household Appliances - 1.47%
1,729	Whirlpool Corp.	197,728

	Heavy Construction Other Than Building Construction - Contractors - 1.48%
3,363	Fluor Corp.	199,460

	Industrial Organic Chemicals - 1.52%
5,046	Sensient Technologies Corp.	204,212

	Investment Advice - 3.41%
2,596	Ameriprise Financial, Inc.	209,964
7,818	Invesco Ltd.	248,612

		458,576

	Life Insurance - 2.10%
4,340	Torchmark Corp.	282,708

	Metal Cans - 1.42%
4,065	Silgan Holdings, Inc.	190,892

	Miscellaneous Electrical Machinery, Equipment & Supplies- 1.70%
2,276	Energizer Holdings, Inc.	228,761

	Miscellaneous Fabricated Metal Products - 1.69%
2,382	Parker Hannifin Corp.	227,243

See accompanying notes which are an integral part to these financial statements.

DEAN FUNDS

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

June 30, 2013

		Fair
Shares	COMMON STOCKS - 93.24% - continued	Value
	Miscellaneous Industrial & Commercial Machinery & Equipment - 1.73%
3,529	Eaton Corp.	$232,243

	National Commercial Banks - 4.95%
3,102	BOK Financial Corp.	198,683
22,320	KeyCorp	246,413
7,649	Zions Bancorporation	220,903

		665,999

	Natural Gas Distribution - 3.37%
5,346	AGL Resources, Inc.	229,130
3,868	National Fuel Gas Co.	224,151

		453,281

	Oil & Gas Field Machinery & Equipment - 2.98%
4,055	Baker Hughes, Inc.	187,057
3,508	Cameron International Corp. *	214,549

		401,606

	Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.42%
2,541	Zimmer Holdings, Inc.	190,423

	Paper Mills - 1.40%
5,505	MeadWestvaco Corp.	187,776

	Paperboard Containers & Boxes - 1.47%
3,757	Greif, Inc. - Class A	197,881

	Petroleum Refining -1.58%
3,494	Murphy Oil Corp.	212,750

	Personal Credit Institutions - 1.69%
4,784	Discover Financial Services	227,910

	Plastic Products - 1.56%
8,769	Sealed Air Corp.	210,018

	Pumps & Pumping Equipment - 1.78%
4,446	Flowserve Corp.	240,128

	Railroad, Line-Haul Operating - 1.64%
9,539	CSX Corp.	221,209

	Retail - Auto Dealers & Gasoline Stations - 1.39%
6,075	CST Brands, Inc. *	187,171

	Retail - Department Stores - 3.98%
4,905	Kohl’s Corp.	247,752
5,981	Macy’s, Inc.	287,088

		534,840

	Retail - Eating Places - 1.97%
5,237	Darden Restaurants, Inc.	264,364

	Retail - Home Furniture, Furnishings & Equipment Stores - 1.22%
2,307	Bed Bath & Beyond, Inc. *	163,566

	Semiconductors & Related Devices - 1.62%
5,911	Linear Technology Corp.	217,761

	Services - Advertising Agencies - 1.62%
14,995	Interpublic Group of Companies, Inc./The	218,177

	Services - Hospitals - 1.64%
2,417	Mednax, Inc. *	221,349

	Services - Management Consultant Services - 2.00%
3,282	Towers Watson & Co. - Class A	268,927

See accompanying notes which are an integral part to these financial statements.

DEAN FUNDS

DEAN MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS - continued

June 30, 2013

		Fair
Shares	COMMON STOCKS - 93.24% - continued	Value
	Services - Prepackaged Software - 2.00%
7,516	Synopsys, Inc. *	$268,697

	State Commercial Banks - 1.90%
2,285	M&T Bank Corp.	255,349

	Steel Pipes & Tubes - 1.15%
5,881	Allegheny Technologies, Inc.	154,729

	Surgical & Medical Instruments & Apparatus - 3.81%
2,701	C.R. Bard, Inc.	293,545
5,951	CareFusion Corp.*	219,294

		512,839

	Wholesale - Electronic Parts & Equipment - 3.35%
4,761	Arrow Electronics, Inc. *	189,727
5,717	TE Connectivity Ltd.	260,352

		450,079

	TOTAL COMMON STOCKS (Cost $10,216,425)	12,542,676

	REAL ESTATE INVESTMENT TRUSTS - 4.08%
8,170	BioMed Realty Trust, Inc.	165,279
2,841	Digital Realty Trust, Inc.	173,301
14,715	Medical Properties Trust, Inc.	210,719

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $503,988)	549,299

	MONEY MARKET SECURITIES - 2.49%
334,626	Fidelity Institutional Money Market Portfolio, 0.12% (a)	334,626

	TOTAL MONEY MARKET SECURITIES (Cost $334,626)	334,626

	TOTAL INVESTMENTS (Cost $11,055,039) - 99.81%	$13,426,601

	Other assets less liabilities - 0.19%	25,814

	TOTAL NET ASSETS - 100.00%	$13,452,415

*	Non-income producing securities.
(a)	Variable rate security; the money market rate shown represents the rate at June 30, 2013.

Tax Related - As of June 30, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	$2,441,126
Unrealized depreciation	(75,712)

Net unrealized appreciation	$2,365,414

Aggregate cost of securities for income tax purposes	$11,061,187

See accompanying notes which are an integral part to these financial statements.

Dean Funds

Related Notes to the Schedule of Investments

June 30, 2013

(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, limited partnerships and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Dean Funds

Related Notes to the Schedule of Investments - continued

June 30, 2013

(Unaudited)

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at June 30, 2013 in valuing the Small Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$89,704,769	$—	$—	$89,704,769
Real Estate Investment Trusts	2,922,188	—	—	2,922,188
Money Market Securities	5,349,228	—	—	5,349,228

Total	$97,976,185	$—	$—	$97,976,185

*	Refer to the Schedule of Investments for industry classifications.

Dean Funds

Related Notes to the Schedule of Investments - continued

June 30, 2013

(Unaudited)

The following is a summary of the inputs used at June 30, 2013 in valuing the Mid Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$12,542,676	$—	$—	$12,542,676
Real Estate Investment Trusts	549,299	—	—	549,299
Money Market Securities	334,626	—	—	334,626

Total	$13,426,601	$—	$—	$13,426,601

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended June 30, 2013, there were no transfers between levels. The Funds did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of August 27, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date	8/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date	8/27/2013

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date	8/27/2013